FINANCING RECEIVABLE (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Current	$ 132,509	$ 317,041
0-90 days aging [Member]
Financing Receivable, Recorded Investment, Current	122,020	303,453
Over 90 days aging [Member]
Financing Receivable, Recorded Investment, Current	$ 10,489	$ 13,588